Goodwill and Identifiable Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013
Goodwill [Line Items]
Number of steps for goodwill impairment test	Two
Goodwill impairment loss			$ 1,100
Pre-tax impairment charge of indefinite lived intangible assets			189
Reduction of pre-tax goodwill impairment charge		326
Carrying value of remaining goodwill	3,114.6	3,151.2		3,114.6
Remaining weighted average useful life of finite-lived intangible assets				9 years 6 months
Food Care [Member]
Goodwill [Line Items]
Carrying value of remaining goodwill	625.7	629.7		625.7
Diversey Care [Member]
Goodwill [Line Items]
Goodwill impairment loss		97
Fair value of reporting unit		12.00%		12.00%
Carrying value of remaining goodwill	1,111.1	1,143.1		1,111.1
Percentage of estimated fair value exceeding carrying value	27.00%			27.00%
Food & Beverage - Hygiene Solutions [Member]
Goodwill [Line Items]
Goodwill impairment loss		174
Food Care - Hygiene Solutions [Member]
Goodwill [Line Items]
Percentage of estimated fair value exceeding carrying value	91.00%			91.00%
Percentage increase in fair value to carrying value of assets resulting from goodwill impairment test		8.00%
Trademarks and trade names [Member]
Goodwill [Line Items]
Pre-tax impairment charge of indefinite lived intangible assets		441	189
Indefinite-lived intangible Assets (excluding goodwill)	251			251
Trademarks and trade names [Member] | Food Care [Member]
Goodwill [Line Items]
Pre-tax impairment charge of indefinite lived intangible assets		140
Trademarks and trade names [Member] | Diversey Care [Member]
Goodwill [Line Items]
Pre-tax impairment charge of indefinite lived intangible assets		301
Customer relationships [Member]
Goodwill [Line Items]
Pre-tax impairment charge of finite lived intangible assets		149
Customer relationships [Member] | Diversey Care [Member]
Goodwill [Line Items]
Goodwill impairment loss		$ 0